UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09833

Core Bond Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

December 31, 2021

Date of Reporting Period

Item 1. Reports to Stockholders

Core Bond Portfolio

December 31, 2021

Portfolio of Investments

Asset-Backed Securities — 13.3%
Security	Principal Amount (000’s omitted)	Value

Adams Outdoor Advertising L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	$689	$711,408

Affirm Asset Securitization Trust, Series 2021-A, Class A, 0.88%, 8/15/25(1)	505	505,198

Aligned Data Centers Issuer, LLC, Series 2021-1A, Class A2, 1.937%, 8/15/46(1)	1,011	996,563

Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	2,262	2,261,170

Conn’s Receivables Funding, LLC:

Series 2021-A, Class A, 1.05%, 5/15/26(1)	2,609	2,608,036

Series 2021-A, Class B, 2.87%, 5/15/26(1)	1,260	1,257,016

DataBank Issuer, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	1,186	1,176,480

DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	327	343,049

Diamond Infrastructure Funding, LLC:

Series 2021-1A, Class A, 1.76%, 4/15/49(1)	1,460	1,436,144

Series 2021-1A, Class C, 3.475%, 4/15/49(1)	313	311,969

Driven Brands Funding, LLC, Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	1,119	1,168,448

FOCUS Brands Funding, LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	955	1,009,241

Foundation Finance Trust, Series 2017-1A, Class A, 3.30%, 7/15/33(1)	274	276,787

Horizon Aircraft Finance III, Ltd., Series 2019-2, Class A, 3.425%, 11/15/39(1)	1,485	1,461,044

Jack in the Box Funding, LLC, Series 2019-1A, Class A2I, 3.982%, 8/25/49(1)	1,573	1,586,510

Jersey Mike’s Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	1,039	1,095,670

JPMorgan Chase Bank, NA:

Series 2021-2, Class B, 0.889%, 12/26/28(1)	1,673	1,664,746

Series 2021-3, Class B, 0.76%, 2/26/29(1)	1,308	1,300,064

LL ABS Trust, Series 2020-1A, Class A, 2.33%, 1/17/28(1)	131	131,235

Lunar Aircraft, Ltd., Series 2020-1A, Class B, 4.335%, 2/15/45(1)	330	300,963

Marlette Funding Trust, Series 2021-1A, Class A, 0.60%, 6/16/31(1)	134	133,611

Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	1,363	1,374,640

NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	2,320	2,320,419

OneMain Financial Issuance Trust, Series 2018-1A, Class A, 3.30%, 3/14/29(1)	668	668,445

Oportun Funding XIV, LLC, Series 2021-A, Class B, 1.76%, 3/8/28(1)	419	418,201

Security	Principal Amount (000’s omitted)	Value

Oportun Issuance Trust:

Series 2021-B, Class A, 1.47%, 5/8/31(1)	$1,547	$1,538,403

Series 2021-C, Class A, 2.18%, 10/8/31(1)	4,685	4,660,030

Pagaya AI Debt Selection Trust:

Series 2021-2, 3.00%, 1/25/29(1)	1,716	1,716,938

Series 2021-3, Class A, 1.15%, 5/15/29(1)	3,232	3,218,380

Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	1,006	1,001,719

Planet Fitness Master Issuer, LLC:

Series 2018-1A, Class A2I, 4.262%, 9/5/48(1)	1,959	1,966,748

Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	1,019	1,049,641

ServiceMaster Funding, LLC:

Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	556	553,434

Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	648	655,369

SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	3,673	3,768,689

Small Business Lending Trust, Series 2020-A, Class A, 2.62%, 12/15/26(1)	75	74,987

Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	1,806	1,877,643

SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	1,519	1,513,300

Stack Infrastructure Issuer, LLC:

Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	8,662	8,983,524

Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	750	765,183

Sunnova Helios II Issuer, LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	262	258,620

Sunnova Sol II Issuer, LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)	2,480	2,486,068

Tesla Auto Lease Trust, Series 2019-A, Class A3, 2.16%, 10/20/22(1)	3,419	3,433,657

Theorem Funding Trust, Series 2021-1A, Class A, 1.21%, 12/15/27(1)	2,347	2,343,427

Towd Point Asset Trust, Series 2018-SL1, Class A, 0.703%, (1 mo. USD LIBOR + 0.60%), 1/25/46(1)(2)	2,251	2,250,457

Vantage Data Centers Issuer, LLC:

Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	1,140	1,165,267

Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	2,220	2,181,155

Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	869	867,619

Willis Engine Structured Trust V:

Series 2020-A, Class B, 4.212%, 3/15/45(1)	952	888,347

Series 2020-A, Class C, 6.657%, 3/15/45(1)	283	205,649

Total Asset-Backed Securities (identified cost $75,743,453)		$75,941,311

17	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2021

Portfolio of Investments — continued

Collateralized Mortgage Obligations — 4.3%
Security	Principal Amount (000’s omitted)	Value

Bellemeade Re, Ltd.:

Series 2021-1A, Class M1A, 1.80%, (30-day average SOFR + 1.75%), 3/25/31(1)(2)	$550	$552,597

Series 2021-1A, Class M1B, 2.25%, (30-day average SOFR + 2.20%), 3/25/31(1)(2)	390	394,023

Series 2021-2A, Class M1A, 1.25%, (30-day average SOFR + 1.20%), 6/25/31(1)(2)	2,112	2,108,790

Series 2021-3A, Class A2, 1.05%, (30-day average SOFR + 1.00%), 9/25/31(1)(2)	830	826,012

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:

Series 2017-DNA3, Class M2, 2.603%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)	752	767,761

Series 2018-DNA1, Class M2AT, 1.153%, (1 mo. USD LIBOR + 1.05%), 7/25/30(2)	1,029	1,032,163

Series 2019-DNA3, Class M2, 2.153%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(2)	1,879	1,895,366

Series 2019-DNA4, Class M2, 2.053%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(2)	338	339,339

Series 2020-DNA5, Class M2, 2.85%, (30-day average SOFR + 2.80%), 10/25/50(1)(2)	333	336,203

Series 2020-DNA6, Class M2, 2.05%, (30-day average SOFR + 2.00%), 12/25/50(1)(2)	1,215	1,223,085

Series 2021-DNA3, Class M1, 0.80%, (30-day average SOFR + 0.75%), 10/25/33(1)(2)	938	939,727

Federal National Mortgage Association:

Series 2005-58, Class MA, 5.50%, 7/25/35	99	109,709

Series 2011-135, Class PK, 4.50%, 5/25/40	190	193,282

Series 2013-6, Class HD, 1.50%, 12/25/42	67	67,429

Series 2014-70, Class KP, 3.50%, 3/25/44	462	481,554

Series 2018-M4, Class A2, 3.059%, 3/25/28(3)	596	646,529

Series 2019-M1, Class A2, 3.552%, 9/25/28(3)	2,771	3,091,958

Series 2020-M1, Class A2, 2.444%, 10/25/29	4,434	4,672,501

Federal National Mortgage Association Connecticut Avenue Securities:

Series 2013-C01, Class M2, 5.353%, (1 mo. USD LIBOR + 5.25%), 10/25/23(2)	618	643,546

Series 2014-C02, Class 2M2, 2.703%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	270	274,553

Series 2014-C03, Class 2M2, 3.003%, (1 mo. USD LIBOR + 2.90%), 7/25/24(2)	486	493,864

Series 2018-R07, Class 1M2, 2.502%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(2)	219	220,480

Series 2019-R05, Class 1M2, 2.103%, (1 mo. USD LIBOR + 2.00%), 7/25/39(1)(2)	31	30,979

FMC GMSR Issuer Trust, Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(3)	1,225	1,218,062

Security	Principal Amount (000’s omitted)	Value

Home Re, Ltd., Series 2021-1, Class M1B, 1.652%, (1 mo. USD LIBOR + 1.55%), 7/25/33(1)(2)	$1,135	$1,131,602

Toorak Mortgage Corp., Ltd., Series 2020-1, Class A1, 2.734% to 1/25/23, 3/25/23(1)(4)	730	731,853

Total Collateralized Mortgage Obligations (identified cost $24,032,796)		$24,422,967

Commercial Mortgage-Backed Securities — 9.6%
Security	Principal Amount (000’s omitted)	Value

BAMLL Commercial Mortgage Securities Trust:

Series 2019-BPR, Class DNM, 3.719%, 11/5/32(1)(3)	$3,325	$3,208,605

Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(3)	1,635	1,312,337

BX Commercial Mortgage Trust:

Series 2019-XL, Class A, 1.026%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(2)	2,770	2,772,957

Series 2019-XL, Class B, 1.186%, (1 mo. USD LIBOR + 1.08%), 10/15/36(1)(2)	1,122	1,121,721

Series 2021-VOLT, Class B, 1.059%, (1 mo. USD LIBOR + 0.95%), 9/15/36(1)(2)	3,103	3,082,971

Series 2021-VOLT, Class C, 1.209%, (1 mo. USD LIBOR + 1.10%), 9/15/36(1)(2)	1,461	1,446,339

Series 2021-VOLT, Class D, 1.759%, (1 mo. USD LIBOR + 1.65%), 9/15/36(1)(2)	1,074	1,067,090

CFCRE Commercial Mortgage Trust:

Series 2016-C7, Class C, 4.402%, 12/10/54(3)	1,250	1,221,793

Series 2016-C7, Class D, 4.402%, 12/10/54(1)(3)	2,000	1,802,560

CGMS Commercial Mortgage Trust, Series 2017-MDRB, Class C, 2.61%, (1 mo. USD LIBOR + 2.50%), 7/15/30(1)(2)	3,000	2,989,924

CHT COSMO Mortgage Trust, Series 2017-CSMO, Class E, 3.11%, (1 mo. USD LIBOR + 3.00%), 11/15/36(1)(2)	1,685	1,688,571

COMM Mortgage Trust, Series 2014-CR21, Class C, 4.421%, 12/10/47(3)	500	511,228

Credit Suisse Mortgage Trust, Series 2016-NXSR, Class C, 4.455%, 12/15/49(3)	1,775	1,561,175

Extended Stay America Trust:

Series 2021-ESH, Class A, 1.19%, (1 mo. USD LIBOR + 1.08%), 7/15/38(1)(2)	495	496,179

Series 2021-ESH, Class C, 1.81%, (1 mo. USD LIBOR + 1.70%), 7/15/38(1)(2)	1,729	1,732,373

Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 3.852%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(2)	1,260	1,282,079

Hawaii Hotel Trust, Series 2019-MAUI, Class A, 1.26%, (1 mo. USD LIBOR + 1.15%), 5/15/38(1)(2)	2,443	2,446,382

18	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

JPMBB Commercial Mortgage Securities Trust:

Series 2014-C22, Class D, 4.553%, 9/15/47(1)(3)	$990	$784,639

Series 2014-C25, Class D, 3.941%, 11/15/47(1)(3)	1,960	1,586,224

JPMorgan Chase Commercial Mortgage Securities Trust:

Series 2011-C5, Class D, 5.733%, 8/15/46(1)(3)	217	216,233

Series 2012-CIBX, Class AS, 4.271%, 6/15/45	3,325	3,358,980

Series 2013-C13, Class D, 4.077%, 1/15/46(1)(3)	2,000	2,017,670

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.729%, 5/15/49(3)(5)	993	1,014,911

Morgan Stanley Capital I Trust:

Series 2016-UBS12, Class D, 3.312%, 12/15/49(1)(5)	1,745	1,017,226

Series 2019-BPR, Class A, 1.51%, (1 mo. USD LIBOR + 1.40%), 5/15/36(1)(2)(5)	2,521	2,493,382

Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class C, 2.31%, (1 mo. USD LIBOR + 2.20%), 6/15/35(1)(2)	5,000	4,669,268

SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/15/41(1)	2,427	2,489,773

VMC Finance, LLC:

Series 2021-HT1, Class A, 1.753%, (1 mo. USD LIBOR + 1.65%), 1/18/37(1)(2)	1,989	1,994,394

Series 2021-HT1, Class B, 4.603%, (1 mo. USD LIBOR + 4.50%), 1/18/37(1)(2)	2,000	2,002,363

Wells Fargo Commercial Mortgage Trust:

Series 2015-LC22, Class C, 4.557%, 9/15/58(3)	900	933,819

Series 2016-C35, Class D, 3.142%, 7/15/48(1)	500	425,154

Total Commercial Mortgage-Backed Securities (identified cost $56,060,476)		$54,748,320

U.S. Government Agency Mortgage-Backed Securities — 10.7%
Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:

Pool #A93547, 4.50%, 8/1/40	$382	$421,256

Pool #C03490, 4.50%, 8/1/40	214	235,897

Pool #C09031, 2.50%, 2/1/43	795	816,213

Pool #G07589, 5.50%, 6/1/41	1,327	1,523,589

Pool #G08596, 4.50%, 7/1/44	336	368,685

Pool #G08670, 3.00%, 10/1/45	477	501,451

Pool #G08701, 3.00%, 4/1/46	637	666,538

Pool #G60608, 4.00%, 5/1/46	1,439	1,555,300

Pool #G60761, 3.00%, 10/1/43	852	898,684

Pool #Q17453, 3.50%, 4/1/43	832	892,005

Pool #Q34310, 3.50%, 6/1/45	526	562,001

Pool #Q40264, 3.50%, 5/1/46	446	474,935

Pool #Q45051, 3.00%, 12/1/46	1,711	1,806,937

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.: (continued)

Pool #Q46889, 3.50%, 3/1/47	$1,288	$1,384,805

Pool #Q47999, 4.00%, 5/1/47	1,432	1,553,489

Pool #ZT0383, 3.50%, 3/1/48	555	589,655

		$14,251,440

Federal National Mortgage Association:

2.50%, 30-Year, TBA(6)	$24,521	$25,042,082

3.00%, 30-Year, TBA(6)	6,075	6,296,880

Pool #AB3678, 3.50%, 10/1/41	2,056	2,196,339

Pool #AL7524, 5.00%, 7/1/41	313	351,360

Pool #AS3892, 4.00%, 11/1/44	446	481,819

Pool #AS5332, 4.00%, 7/1/45	463	501,137

Pool #AS6014, 4.00%, 10/1/45	278	301,379

Pool #BA0891, 3.50%, 1/1/46	1,049	1,115,741

Pool #BA3938, 3.50%, 1/1/46	639	679,997

Pool #BD1183, 3.50%, 12/1/46	387	411,964

Pool #BE2316, 3.50%, 1/1/47	1,188	1,263,985

Pool #BM1144, 2.50%, 3/1/47	915	943,606

Pool #FM7023, 3.00%, 7/1/49	1,169	1,214,033

Pool #MA1789, 4.50%, 2/1/44	331	363,192

Pool #MA2653, 4.00%, 6/1/46	691	746,258

		$41,909,772

Government National Mortgage Association:

Pool #AQ1784, 3.50%, 12/20/45	$1,129	$1,216,060

Pool #CB2653, 2.50%, 3/20/51	1,439	1,482,213

Pool #CB8629, 2.50%, 4/20/51	2,111	2,182,164

		$4,880,437

Total U.S. Government Agency Mortgage-Backed Securities (identified cost $60,328,107)		$61,041,649

Corporate Bonds — 38.3%
Security	Principal Amount (000’s omitted)	Value

Aerospace & Defense — 0.4%

Delta Air Lines, Inc., 3.625%, 3/15/22	$914	$914,034

Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	1,436	1,569,235

		$2,483,269

Automotive — 0.5%

General Motors Co., 4.20%, 10/1/27	$2,383	$2,609,852

		$2,609,852

19	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Banks — 14.4%

Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(7)	$2,150	$2,204,541

Banco de Chile, 2.99%, 12/9/31(1)	1,171	1,156,228

Banco Safra S.A., 4.125%, 2/8/23(1)	1,210	1,239,724

Banco Santander S.A., 1.722% to 9/14/26, 9/14/27(7)	1,200	1,178,842

Bank of America Corp.:

1.53% to 12/6/24, 12/6/25(7)	2,700	2,706,136

1.734% to 7/22/26, 7/22/27(7)	4,426	4,396,205

1.898% to 7/23/30, 7/23/31(7)	2,400	2,299,560

1.922% to 10/24/30, 10/24/31(7)	1,806	1,731,160

2.087% to 6/14/28, 6/14/29(7)	1,881	1,869,207

2.299% to 7/21/31, 7/21/32(7)	2,050	2,017,771

2.456% to 10/22/24, 10/22/25(7)	963	989,695

2.572% to 10/20/31, 10/20/32(7)	1,560	1,568,629

BankUnited, Inc., 5.125%, 6/11/30	490	558,693

Barclays PLC:

2.852% to 5/7/25, 5/7/26(7)	1,281	1,322,205

4.836%, 5/9/28	1,610	1,774,877

BBVA Bancomer S.A./Texas:

1.875%, 9/18/25(1)	1,165	1,156,327

5.125% to 1/18/28, 1/18/33(1)(7)	1,000	1,027,865

Capital One Financial Corp., 3.30%, 10/30/24	1,759	1,852,477

Citigroup, Inc.:

1.281% to 11/3/24, 11/3/25(7)	451	450,069

3.106% to 4/8/25, 4/8/26(7)	1,447	1,517,928

3.668% to 7/24/27, 7/24/28(7)	1,889	2,038,912

3.70%, 1/12/26	1,000	1,082,250

4.00% to 12/10/25(7)(8)	1,090	1,100,900

4.075% to 4/23/28, 4/23/29(7)	1,855	2,047,336

Discover Bank, 4.682% to 8/9/23, 8/9/28(7)	1,193	1,247,241

Goldman Sachs Group, Inc. (The):

1.948% to 10/21/26, 10/21/27(7)	3,719	3,704,333

2.65% to 10/21/31, 10/21/32(7)	2,315	2,331,806

3.75%, 2/25/26	970	1,045,571

HSBC Holdings PLC:

2.251% to 11/22/26, 11/22/27(7)	1,966	1,971,251

2.357% to 8/18/30, 8/18/31(7)	982	960,474

International Bank for Reconstruction & Development, 0.18%, (SOFR + 0.13%), 1/13/23(2)	2,756	2,757,711

JPMorgan Chase & Co.:

0.63%, (SOFR + 0.58%), 3/16/24(2)	482	483,062

1.47% to 9/22/26, 9/22/27(7)	2,098	2,057,447

2.522% to 4/22/30, 4/22/31(7)	1,500	1,517,722

2.739% to 10/15/29, 10/15/30(7)	3,235	3,327,257

2.956% to 5/13/30, 5/13/31(7)	634	657,121

5.625%, 8/16/43	628	879,671

Security	Principal Amount (000’s omitted)	Value

Banks (continued)

Lloyds Banking Group PLC, 2.438% to 2/5/25, 2/5/26(7)	$1,030	$1,050,807

Macquarie Bank, Ltd.:

3.052% to 3/3/31, 3/3/36(1)(7)	1,331	1,313,753

3.624%, 6/3/30(1)	762	795,932

National Bank of Canada, 0.55% to 11/15/23, 11/15/24(7)	1,294	1,279,491

PPTT, 2006-A GS, Class A, 5.877%(1)(8)(9)	259	289,247

Santander Holdings USA, Inc.:

3.45%, 6/2/25	1,788	1,877,391

4.50%, 7/17/25	712	771,392

Societe Generale S.A., 4.75% to 5/26/26(1)(7)(8)	777	790,916

Standard Chartered PLC:

1.319% to 10/14/22, 10/14/23(1)(7)	800	800,799

1.456% to 1/14/26, 1/14/27(1)(7)	808	783,233

1.822% to 11/23/24, 11/23/25(1)(7)	929	928,472

Synovus Bank/Columbus, GA:

2.289% to 2/10/22, 2/10/23(7)	1,314	1,315,061

4.00% to 10/29/25, 10/29/30(7)	940	979,850

Synovus Financial Corp., 3.125%, 11/1/22	622	632,151

Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(7)	655	677,563

Truist Financial Corp.:

1.267% to 3/2/26, 3/2/27(7)	433	425,055

5.10% to 3/1/30(7)(8)	1,427	1,598,240

UBS AG, 1.25%, 6/1/26(1)	1,442	1,409,893

UBS Group AG, 2.095% to 2/11/31, 2/11/32(1)(7)	1,652	1,600,416

Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(7)	867	858,001

		$82,405,867

Beverages — 0.1%

Coca-Cola Europacific Partners PLC, 1.50%, 1/15/27(1)	$541	$530,539

		$530,539

Biotechnology — 0.3%

Royalty Pharma PLC, 3.35%, 9/2/51	$1,588	$1,522,695

		$1,522,695

Building Materials — 0.9%

Builders FirstSource, Inc., 5.00%, 3/1/30(1)	$2,715	$2,916,752

Owens Corning, 3.95%, 8/15/29	2,207	2,420,360

		$5,337,112

20	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Chemicals — 0.4%

Alpek SAB de CV:

3.25%, 2/25/31(1)	$1,200	$1,198,722

4.25%, 9/18/29(1)	920	979,970

		$2,178,692

Commercial Services — 1.0%

Ashtead Capital, Inc., 4.25%, 11/1/29(1)	$1,752	$1,869,756

Block Financial, LLC, 3.875%, 8/15/30	1,362	1,458,865

Ford Foundation (The), 2.415%, 6/1/50	650	615,959

Western Union Co. (The), 6.20%, 11/17/36	1,275	1,576,105

		$5,520,685

Computers — 1.0%

DXC Technology Co., 2.375%, 9/15/28	$1,181	$1,155,409

Kyndryl Holdings, Inc., 2.05%, 10/15/26(1)	1,472	1,434,093

Seagate HDD Cayman:

3.375%, 7/15/31	870	850,277

4.091%, 6/1/29	463	480,048

5.75%, 12/1/34	1,473	1,699,724

		$5,619,551

Consumer Products — 0.2%

Natura Cosmeticos S.A., 4.125%, 5/3/28(1)	$1,117	$1,097,866

		$1,097,866

Diversified Financial Services — 3.5%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust:

4.50%, 9/15/23	$1,246	$1,307,375

6.50%, 7/15/25	742	848,505

Affiliated Managers Group, Inc., 3.30%, 6/15/30	1,810	1,917,105

Air Lease Corp., 2.875%, 1/15/26	700	722,699

Alliance Data Systems Corp., 4.75%, 12/15/24(1)	1,140	1,164,396

Banco BTG Pactual S.A./Cayman Islands, 4.50%, 1/10/25(1)	3,000	3,029,880

Brookfield Finance, LLC, 3.45%, 4/15/50	1,258	1,314,153

CI Financial Corp.:

3.20%, 12/17/30	1,403	1,441,198

4.10%, 6/15/51	1,090	1,184,040

Ford Motor Credit Co., LLC:

2.979%, 8/3/22	1,083	1,089,915

4.14%, 2/15/23	300	307,515

KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)	1,350	1,453,561

KKR Group Finance Co. X, LLC, 3.25%, 12/15/51(1)	420	419,596

Security	Principal Amount (000’s omitted)	Value

Diversified Financial Services (continued)

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.875%, 4/15/45(1)	$1,157	$1,374,170

Stifel Financial Corp., 4.00%, 5/15/30	1,408	1,545,754

UniCredit SpA, 5.459% to 6/30/30, 6/30/35(1)(7)	611	666,396

		$19,786,258

Electric Utilities — 0.9%

AES Corp. (The), 2.45%, 1/15/31	$2,342	$2,284,253

Enel Finance International N.V., 1.375%, 7/12/26(1)	873	851,028

ITC Holdings Corp., 4.05%, 7/1/23	680	704,484

NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	1,240	1,227,879

NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	38	39,463

		$5,107,107

Electrical and Electronic Equipment — 1.1%

Jabil, Inc.:

3.00%, 1/15/31	$2,773	$2,852,944

3.60%, 1/15/30	2,207	2,378,386

4.70%, 9/15/22	934	958,865

		$6,190,195

Foods — 0.9%

JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/1/31(1)	$1,587	$1,613,082

Kraft Heinz Foods Co., 4.375%, 6/1/46	1,757	2,061,927

Smithfield Foods, Inc.:

2.625%, 9/13/31(1)	1,120	1,084,852

3.00%, 10/15/30(1)	210	209,391

		$4,969,252

Health Care — 0.6%

Centene Corp.:

2.50%, 3/1/31	$1,583	$1,543,710

3.375%, 2/15/30	784	799,723

4.25%, 12/15/27	798	833,296

		$3,176,729

Insurance — 0.8%

Athene Global Funding, 2.45%, 8/20/27(1)	$1,294	$1,319,748

Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(7)	823	822,156

21	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insurance (continued)

Primerica, Inc., 2.80%, 11/19/31	$856	$866,186

Stewart Information Services Corp., 3.60%, 11/15/31	1,286	1,303,557

		$4,311,647

Lodging and Gaming — 0.1%

Hyatt Hotels Corp.:

1.30%, 10/1/23	$577	$577,198

1.80%, 10/1/24	237	237,251

		$814,449

Machinery — 0.3%

Valmont Industries, Inc., 5.25%, 10/1/54	$1,373	$1,756,059

		$1,756,059

Media — 1.3%

Charter Communications Operating, LLC/Charter Communications Operating Capital:

2.80%, 4/1/31	$1,473	$1,459,332

4.80%, 3/1/50	2,895	3,249,289

Comcast Corp.:

2.887%, 11/1/51(1)	2,240	2,172,354

2.937%, 11/1/56(1)	832	794,678

		$7,675,653

Miscellaneous Manufacturing — 0.0%(10)

Hexcel Corp., 4.20%, 2/15/27	$229	$246,055

		$246,055

Oil and Gas — 0.5%

NOV, Inc., 3.60%, 12/1/29	$961	$993,683

Patterson-UTI Energy, Inc.:

3.95%, 2/1/28	1,601	1,610,115

5.15%, 11/15/29	212	215,342

		$2,819,140

Other Revenue — 0.8%

BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$3,160	$3,273,036

OneMain Finance Corp., 3.50%, 1/15/27	1,146	1,134,523

		$4,407,559

Pharmaceuticals — 0.2%

CVS Health Corp., 3.00%, 8/15/26	$1,236	$1,306,508

		$1,306,508

Security	Principal Amount (000’s omitted)	Value

Real Estate Investment Trusts (REITs) — 2.5%

Agree, L.P., 2.00%, 6/15/28	$520	$509,822

Corporate Office Properties, L.P., 2.90%, 12/1/33	872	853,465

Digital Realty Trust, L.P., 3.70%, 8/15/27	1,272	1,379,524

Extra Space Storage, L.P., 2.55%, 6/1/31	1,011	996,073

HAT Holdings I, LLC/HAT Holdings II, LLC, 3.375%, 6/15/26(1)	1,436	1,452,284

Iron Mountain, Inc.:

4.50%, 2/15/31(1)	977	989,213

5.00%, 7/15/28(1)	339	348,833

Life Storage, L.P., 2.40%, 10/15/31	1,473	1,449,495

Newmark Group, Inc., 6.125%, 11/15/23	2,890	3,095,190

Sabra Health Care, L.P., 3.20%, 12/1/31	1,435	1,403,903

SITE Centers Corp., 3.625%, 2/1/25	874	915,770

Sun Communities Operating, L.P.:

2.30%, 11/1/28	543	542,762

2.70%, 7/15/31	455	451,797

		$14,388,131

Retail – Specialty and Apparel — 0.9%

7-Eleven, Inc., 0.80%, 2/10/24(1)	$1,003	$992,011

Macy’s Retail Holdings, LLC, 2.875%, 2/15/23	1,182	1,195,363

Nordstrom, Inc.:

4.25%, 8/1/31	819	805,912

4.375%, 4/1/30	1,040	1,050,712

5.00%, 1/15/44	1,508	1,408,563

		$5,452,561

Technology — 0.2%

CDW, LLC/CDW Finance Corp., 3.276%, 12/1/28	$731	$750,379

Western Digital Corp., 4.75%, 2/15/26	439	480,597

		$1,230,976

Telecommunications — 2.7%

AT&T, Inc.:

3.55%, 9/15/55	$1,251	$1,257,653

3.65%, 6/1/51	3,037	3,152,137

3.65%, 9/15/59	372	376,410

3.80%, 12/1/57	2,258	2,356,078

Nokia Oyj:

4.375%, 6/12/27	981	1,060,672

6.625%, 5/15/39	1,242	1,720,331

SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	661	757,238

SES S.A., 5.30%, 4/4/43(1)	393	451,233

22	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Telecommunications (continued)

T-Mobile USA, Inc.:

2.25%, 11/15/31	$278	$270,060

2.55%, 2/15/31	646	643,268

2.625%, 4/15/26	1,594	1,604,050

4.50%, 4/15/50	1,511	1,771,029

		$15,420,159

Transportation — 0.3%

FedEx Corp., 4.55%, 4/1/46	$500	$600,639

SMBC Aviation Capital Finance DAC, 3.55%, 4/15/24(1)	1,200	1,253,500

		$1,854,139

Utilities — 1.5%

American Water Capital Corp.:

2.30%, 6/1/31	$2,740	$2,742,856

2.95%, 9/1/27	1,426	1,505,676

Southern Co. (The), Series B, 4.00% to 10/15/25, 1/15/51(7)	1,704	1,746,600

Southern Co. Gas Capital Corp.:

2.45%, 10/1/23	1,060	1,082,499

3.95%, 10/1/46	1,270	1,397,403

		$8,475,034

Total Corporate Bonds (identified cost $213,875,017)		$218,693,739

Preferred Securities — 0.9%
Security	Shares	Value

Oil, Gas & Consumable Fuels — 0.1%

NuStar Energy, L.P., Series B, 7.625% to 6/15/22(7)	24,632	$554,220

		$554,220

Real Estate Management & Development — 0.4%

Brookfield Property Partners, L.P., Series A, 5.75%	85,000	$2,002,600

		$2,002,600

Wireless Telecommunication Services — 0.4%

United States Cellular Corp., 5.50%	90,800	$2,397,120

		$2,397,120

Total Preferred Securities (identified cost $4,912,096)		$4,953,940

Senior Floating-Rate Loans — 1.2%(11)
Borrower/Description	Principal Amount (000’s omitted)	Value

Building and Development — 0.2%

Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.852%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$1,213	$1,206,710

		$1,206,710

Electronics/Electrical — 0.3%

Hyland Software, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24	$1,002	$1,004,417

MA FinanceCo., LLC, Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 6/21/24	76	75,677

Seattle Spinco, Inc., Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 6/21/24	514	511,063

		$1,591,157

Equipment Leasing — 0.1%

Avolon TLB Borrower 1 (US), LLC, Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$631	$632,306

		$632,306

Health Care — 0.1%

Change Healthcare Holdings, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 3/1/24	$722	$721,931

		$721,931

Insurance — 0.1%

Asurion, LLC:

Term Loan, 3.229%, (1 mo. USD LIBOR + 3.125%), 11/3/23	$432	$431,466

Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 12/23/26	248	246,082

		$677,548

Leisure Goods/Activities/Movies — 0.1%

Bombardier Recreational Products, Inc., Term Loan, 2.101%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$243	$239,932

		$239,932

Telecommunications — 0.3%

CenturyLink, Inc., Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$490	$484,756

Level 3 Financing, Inc., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 3/1/27	250	246,658

23	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2021

Portfolio of Investments — continued

Borrower/Description	Principal Amount (000’s omitted)	Value

Telecommunications (continued)

Ziggo Financing Partnership, Term Loan, 2.61%, (1 mo. USD LIBOR + 2.50%), 4/30/28	$1,000	$990,625

		$1,722,039

Total Senior Floating-Rate Loans (identified cost $6,819,010)		$6,791,623

Sovereign Government Bonds — 1.2%
Security	Principal Amount (000’s omitted)	Value

Kreditanstalt fuer Wiederaufbau, 2.00%, 9/29/22	$7,000	$7,082,768

Total Sovereign Government Bonds (identified cost $7,095,323)		$7,082,768

Taxable Municipal Obligations — 2.0%
Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 0.3%

California Health Facilities Financing Authority, (No Place Like Home Program), 3.034%, 6/1/34	$1,430	$1,490,789

		$1,490,789

Water and Sewer — 1.7%

Narragansett Bay Commission, RI, Wastewater System Revenue:

Green Bonds, 2.094%, 9/1/30	$820	$832,800

Green Bonds, 2.184%, 9/1/31	650	658,840

Green Bonds, 2.264%, 9/1/32	585	591,938

Green Bonds, 2.344%, 9/1/33	635	639,922

San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	6,750	6,983,550

		$9,707,050

Total Taxable Municipal Obligations (identified cost $10,870,000)		$11,197,839

U.S. Treasury Obligations — 15.6%
Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bonds:

1.375%, 8/15/50	$2,806	$2,459,086

1.625%, 11/15/50	8,674	8,083,914

1.875%, 2/15/51	7,427	7,350,989

2.00%, 8/15/51	347	353,832

2.25%, 5/15/41	4,238	4,453,873

U.S. Treasury Notes:

0.25%, 6/15/24	978	963,909

0.25%, 5/31/25	3,310	3,220,268

0.375%, 11/30/25	1,414	1,371,414

0.375%, 12/31/25	10,941	10,606,787

0.375%, 1/31/26	8,006	7,747,369

0.50%, 2/28/26	3,144	3,055,207

0.625%, 7/31/26	6,812	6,624,404

0.75%, 11/15/24	400	397,813

0.75%, 4/30/26	4,821	4,725,898

1.00%, 7/31/28	5,244	5,106,550

1.125%, 2/29/28	5,780	5,697,364

1.125%, 8/31/28	1,045	1,024,998

1.25%, 3/31/28	2,415	2,394,057

1.25%, 4/30/28	8,955	8,875,594

1.25%, 6/30/28	1,455	1,440,450

1.375%, 10/31/28	2,510	2,500,587

1.625%, 5/15/31	898	909,716

Total U.S. Treasury Obligations (identified cost $90,496,984)		$89,364,079

Short-Term Investments — 6.7%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.08%(12)	38,100,244	$38,096,434

Total Short-Term Investments (identified cost $38,096,434)		$38,096,434

Total Investments — 103.8% (identified cost $588,329,696)		$592,334,669

Other Assets, Less Liabilities — (3.8)%		$(21,462,356)

Net Assets — 100.0%		$570,872,313

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

24	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2021

Portfolio of Investments — continued

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2021, the aggregate value of these securities is $184,389,185 or 32.3% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2021.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2021.

(4)	Step coupon security. Interest rate represents the rate in effect at December 31, 2021.

(5)	Represents an investment in an issuer that may be deemed to be an affiliate effective March 1, 2021 (see Note 7).

(6)

TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.

(7)	Security converts to variable rate after the indicated fixed-rate coupon period.

(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(9)	Variable rate security. The stated interest rate, which resets quarterly, is determined at auction and represents the rate in effect at December 31, 2021.

(10)	Amount is less than 0.05%.

(11)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or a minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(12)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2021.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Interest Rate Futures

U.S. 2-Year Treasury Note	278	Long	3/31/22	$60,651,781	$(20,713)

U.S. 5-Year Treasury Note	126	Long	3/31/22	15,243,047	33,651

U.S. 10-Year Treasury Note	38	Long	3/22/22	4,957,812	56,051

U.S. Ultra-Long Treasury Bond	109	Long	3/22/22	21,486,625	495,583

U.S. Ultra 10-Year Treasury Note	(320)	Short	3/22/22	(46,860,000)	(794,052)

					$(229,480)

Abbreviations:

LIBOR	–	London Interbank Offered Rate

PPTT	–	Preferred Pass-Through Trust

SOFR	–	Secured Overnight Financing Rate

TBA	–	To Be Announced

Currency Abbreviations:

USD	–	United States Dollar

25	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2021

Statement of Assets and Liabilities

Assets	December 31, 2021

Unaffiliated investments, at value (identified cost, $545,325,163)	$549,712,716

Affiliated investments, at value (identified cost, $43,004,533)	42,621,953

Cash	50,456

Deposits for derivatives collateral — financial futures contracts	681,942

Interest receivable	2,518,946

Interest and dividends receivable from affiliated investments	10,816

Receivable for investments sold	6,779,416

Receivable for variation margin on open financial futures contracts	156,949

Total assets	$602,533,194

Liabilities

Payable for when-issued/delayed delivery/forward commitment securities	$31,340,523

Payable to affiliates:

Investment adviser fee	219,005

Trustees’ fees	6,878

Other	125

Accrued expenses	94,350

Total liabilities	$31,660,881

Net Assets applicable to investors’ interest in Portfolio	$570,872,313

26	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2021

Statement of Operations

Investment Income	Year Ended December 31, 2021

Interest (net of foreign taxes, $659)	$13,974,476

Dividends (net of foreign taxes, $3,910)	298,692

Interest and dividends from affiliated investments	153,142

Total investment income	$14,426,310

Expenses

Investment adviser fee	$2,548,345

Trustees’ fees and expenses	27,413

Custodian fee	152,476

Legal and accounting services	69,351

Miscellaneous	14,974

Total expenses	$2,812,559

Deduct —

Allocation of expenses to affiliate	$35,527

Total expense reductions	$35,527

Net expenses	$2,777,032

Net investment income	$11,649,278

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$8,019,256

Investment transactions — affiliated investments	182,763

Financial futures contracts	310,967

Net realized gain	$8,512,986

Change in unrealized appreciation (depreciation) —

Investments	$(15,693,080)

Investments — affiliated investments	(193,439)

Financial futures contracts	(146,244)

Net change in unrealized appreciation (depreciation)	$(16,032,763)

Net realized and unrealized loss	$(7,519,777)

Net increase in net assets from operations	$4,129,501

27	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2021

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2021	2020

From operations —

Net investment income	$11,649,278	$13,749,867

Net realized gain	8,512,986	16,372,622

Net change in unrealized appreciation (depreciation)	(16,032,763)	10,973,429

Net increase in net assets from operations	$4,129,501	$41,095,918

Capital transactions —

Contributions	$73,755,473	$80,326,660

Withdrawals	(82,966,119)	(135,858,908)

Net decrease in net assets from capital transactions	$(9,210,646)	$(55,532,248)

Net decrease in net assets	$(5,081,145)	$(14,436,330)

Net Assets

At beginning of year	$575,953,458	$590,389,788

At end of year	$570,872,313	$575,953,458

28	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2021

Financial Highlights

	Year Ended December 31,
Ratios/Supplemental Data	2021		2020		2019	2018	2017

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.49%		0.49%		0.49%	0.49%	0.49%

Net investment income	2.06%		2.46%		2.86%	2.98%	2.46%

Portfolio Turnover	122	%(2)	93	%(2)	89%	65%	123%

Total Return(1)	0.70%		8.16%		9.28%	(0.50)%	4.48%

Net assets, end of year (000’s omitted)	$570,872		$575,953		$590,390	$506,016	$479,364

(1)

The investment adviser reimbursed certain operating expenses (equal to 0.01%, 0.01%, 0.01%, 0.02% and 0.01% of average daily net assets for the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(2)	Includes the effect of To Be Announced (TBA) transactions.

29	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2021

Notes to Financial Statements

1  Significant Accounting Policies

Core Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objectives are to seek current income and total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2021, Eaton Vance Balanced Fund and Eaton Vance Core Bond Fund held an interest of 76.0% and 24.0%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Preferred Securities. Preferred securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Preferred securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Preferred securities that are not listed or traded in the over-the-counter market are valued by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest and dividends have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order

30

Core Bond Portfolio

December 31, 2021

Notes to Financial Statements — continued

for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of December 31, 2021, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

J  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may arise if the counterparty does not perform under the contract. A forward purchase commitment may be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR) as compensation for investment advisory services rendered to the Portfolio. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and BMR became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Portfolio entered into a new investment advisory agreement (the “New Agreement”) with BMR, which took effect on March 1, 2021. The Portfolio’s prior fee reduction agreement was incorporated into the New Agreement. Pursuant to the New

31

Core Bond Portfolio

December 31, 2021

Notes to Financial Statements — continued

Agreement (and the Portfolio’s investment advisory agreement and related fee reduction agreement with BMR in effect prior to March 1, 2021), the investment adviser fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:

Average Daily Net Assets	Annual Fee Rate

Up to $1 billion	0.450%

$1 billion up to $2 billion	0.425%

$2 billion up to $5 billion	0.415%

$5 billion and over	0.405%

For the year ended December 31, 2021, the Portfolio’s investment adviser fee amounted to $2,548,345 or 0.45% of the Portfolio’s average daily net assets. Pursuant to an expense reimbursement, BMR was allocated $35,527 of the Portfolio’s operating expenses for the year ended December 31, 2021. The Portfolio may invest its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns, principal repayments on Senior Loans and TBA transactions, for the year ended December 31, 2021 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$188,586,742	$194,213,982

U.S. Government and Agency Securities	514,396,239	510,676,933

	$702,982,981	$704,890,915

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at December 31, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$588,776,345

Gross unrealized appreciation	$8,976,610

Gross unrealized depreciation	(5,418,286)

Net unrealized appreciation	$3,558,324

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at December 31, 2021 is included in the Portfolio of Investments. At December 31, 2021, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

32

Core Bond Portfolio

December 31, 2021

Notes to Financial Statements — continued

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio enters into U.S. Treasury futures contracts and options thereon to hedge against fluctuations in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at December 31, 2021 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(1)

Financial futures contracts	$585,285	$(814,765)

(1)

Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended December 31, 2021 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Purchased options	$(43,749)	$—

Financial futures contracts	310,967	(146,244)

Total	$267,218	$(146,244)

(1)	Statement of Operations location: Net realized gain (loss) – Investment transactions and Financial futures contracts, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts outstanding during the year ended December 31, 2021, which is indicative of the volume of this derivative type, was approximately as follows:

Futures Contracts — Long	Futures Contracts — Short

$60,261,000	$64,450,000

The average number of purchased options contracts outstanding during the year ended December 31, 2021, which is indicative of the volume of this derivative type, was 15 contracts.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2021.

33

Core Bond Portfolio

December 31, 2021

Notes to Financial Statements — continued

7  Investments in Affiliated Issuers and Funds

The Portfolio invested in issuers that may be deemed to be affiliated with Morgan Stanley. At December 31, 2021, the value of the Portfolio’s investment in affiliated issuers and funds was $42,621,953, which represents 7.5% of the Portfolio’s net assets. Transactions in affiliated issuers and funds by the Portfolio for the year ended December 31, 2021 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Units, end of period

Commercial Mortgage-Backed Securities

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.729%, 5/15/49(1)	$—	$—	$—	$—	$(35,084)	$1,014,911	$39,863	$993,200

Morgan Stanley Capital I Trust:

Series 2016-UBS12, Class D, 3.312%, 12/15/49(1)	—	—	—	—	4,730	1,017,226	60,360	1,745,000

Series 2019-BPR, Class A, 1.51%, (1 mo. USD LIBOR + 1.40%), 5/15/36(1)	—	—	—	—	40,991	2,493,382	32,165	2,521,000

Corporate Bonds

Morgan Stanley:

0.71%, (SOFR + 0.70%), 1/20/23(1)	—	—	(4,546,503)	12,503	(21,490)	—	2,375	—

3.772% to 1/24/28, 1/24/29(1)	—	—	(1,142,216)	122,216	(125,574)	—	214	—

4.875%, 11/1/22(1)	—	—	(1,207,629)	50,463	(57,012)	—	3,716	—

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	52,287,209	255,377,689	(269,566,045)	(2,419)	—	38,096,434	14,449	38,100,244

Totals				$182,763	$(193,439)	$42,621,953	$153,142

(1)	Affiliated issuer/May be deemed to be an affiliated issuer as of March 1, 2021 (see Note 2).

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

34

Core Bond Portfolio

December 31, 2021

Notes to Financial Statements — continued

At December 31, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Asset-Backed Securities	$—	$75,941,311	$—	$75,941,311

Collateralized Mortgage Obligations	—	24,422,967	—	24,422,967

Commercial Mortgage-Backed Securities	—	54,748,320	—	54,748,320

U.S. Government Agency Mortgage-Backed Securities	—	61,041,649	—	61,041,649

Corporate Bonds	—	218,693,739	—	218,693,739

Preferred Securities	4,953,940	—	—	4,953,940

Senior Floating-Rate Loans	—	6,791,623	—	6,791,623

Sovereign Government Bonds	—	7,082,768	—	7,082,768

Taxable Municipal Obligations	—	11,197,839	—	11,197,839

U.S. Treasury Obligations	—	89,364,079	—	89,364,079

Short-Term Investments	—	38,096,434	—	38,096,434

Total Investments	$4,953,940	$587,380,729	$—	$592,334,669

Futures Contracts	$585,285	$—	$—	$585,285

Total	$5,539,225	$587,380,729	$—	$592,919,954

Liability Description

Futures Contracts	$(814,765)	$—	$—	$(814,765)

Total	$(814,765)	$—	$—	$(814,765)

9  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

35

Core Bond Portfolio

December 31, 2021

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Core Bond Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Core Bond Portfolio (the “Portfolio”), including the portfolio of investments, as of December 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of December 31, 2021, by correspondence with the custodian, brokers and selling or agent banks; when replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

February 23, 2022

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

36

Eaton Vance

Core Bond Fund

December 31, 2021

Management and Organization

Fund Management.  The Trustees of Eaton Vance Special Investment Trust (the Trust) and Core Bond Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust and the Portfolio’s affairs. The Board members and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund’s and the Portfolio’s current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund or Portfolio to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund or Portfolio to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110. As used below, “BMR” refers to Boston Management and Research, “EVC” refers to Eaton Vance Corp., “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Effective March 1, 2021, each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 138 funds (with the exception of Messrs. Faust and Wennerholm and Ms. Frost who oversee 137 funds) in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007

Chairman of Morgan Stanley Investment Management, Inc. (MSIM), member of the Board of Managers and President of EV, Chief Executive Officer of EVM and BMR, and Director of EVD. Formerly, Chairman, Chief Executive Officer and President of EVC. Mr. Faust is an interested person because of his positions with MSIM, BMR, EVM, EVD, and EV, which are affiliates of the Trust and the Portfolio, and his former position with EVC, which was an affiliate of the Trust and the Portfolio prior to March 1, 2021.

Other Directorships. Formerly, Director of EVC (2007-2021) and Hexavest Inc. (investment management firm) (2012-2021).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	Since 2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships. None.

Cynthia E. Frost 1961	Trustee	Since 2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships. None.

George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.

Valerie A. Mosley 1960	Trustee	Since 2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUP, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Groupon, Inc. (e-commerce provider) (since April 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020).

37

Eaton Vance

Core Bond Fund

December 31, 2021

Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Trustee	Since 2003

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships. None.

Helen Frame Peters 1948	Trustee	Since 2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships. None.

Keith Quinton 1958	Trustee	Since 2018

Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.

Marcus L. Smith 1966	Trustee	Since 2018

Private investor. Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	Since 2015

Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships. Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (since 2021).

Scott E. Wennerholm 1959	Trustee	Since 2016

Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships. None.

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Eric A. Stein 1980	President of the Trust	Since 2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).

Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.

38

Eaton Vance

Core Bond Fund

December 31, 2021

Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.

Jill R. Damon 1984	Secretary	Since 2022	Vice President of EVM and BMR since 2017. Formerly, associate at Dechert LLP (2009-2017).

Richard F. Froio 1968	Chief Compliance Officer	Since 2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

The SAI for the Fund includes additional information about the Trustees and officers of the Trust and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

39

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

40

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

41

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

42

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Core Bond Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Core Bond Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2978    12.31.21

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund” has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman, William H. Park and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm). Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended December 31, 2020 and December 31, 2021 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	12/31/20	12/31/21
Audit Fees	$56,225	$47,700
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$19,213	$19,213
All Other Fees(3)	$0	$0

Total	$75,438	$66,913

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended December 31, 2020 and December 31, 2021; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	12/31/20	12/31/21
Registrant	$19,213	$19,213
Eaton Vance(1)	$150,300	$51,800

(1)	The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Morgan Stanley.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Core Bond Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: February 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: February 23, 2022

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: February 23, 2022